SUPPLEMENT DATED AUGUST 14, 2019
TO

PROSPECTUSES DATED MAY 2, 2011
FOR MASTERS I SHARE NY, MASTERS CHOICE II NY, MASTERS FLEX II NY,
AND MASTERS EXTRA II NY

PROSPECTUSES DATED APRIL 29, 2011
FOR MASTERS EXTRA NY, MASTERS ACCESS NY, MASTERS CHOICE NY,
AND MASTERS FLEX NY

ISSUED BY DELAWARE LIFE INSURANCE COMPANY OF NEW YORK
DELAWARE LIFE NY VARIABLE ACCOUNT C

This supplement contains information regarding a change to an investment option available under your Contract.

Effective October 1, 2019, the name of the following investment option will change:

Current Name	New Name

PIMCO Global Multi-Asset Managed Allocation Portfolio	PIMCO Global Core Asset Allocation Portfolio

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.